Document and Entity Information	Jun. 08, 2021
Cover [Abstract]
Entity Tax Identification Number	00-0000000
Entity Address, State or Province	MI
Amendment Flag	false
Entity Central Index Key	0001842022
Document Type	8-K
Document Period End Date	Jun. 08, 2021
Entity File Number	1-40392
Entity Registrant Name	DT Midstream, Inc.
Entity Address, Address Line One	One Energy Plaza
Entity Address, City or Town	Detroit
Entity Address, Postal Zip Code	48226-1279
City Area Code	(313
Local Phone Number	402-8532
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01
Trading Symbol	DTM
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true